RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
h.	The following transactions were carried out with related parties:

	2014	2013
Income statements:
Officers remuneration for employment and consulting	$475	$458
Stock based compensation to officers	$540	$421

Directors’ who are not officers compensation	$61	$39
Stock based compensation to directors’ who are not officers	$817	$118

Balances with related parties:

Related party payables to officers for employment and consulting	$285	$319
Related party payables to directors	31	$31
	$316	$350